SUPPLEMENT DATED MAY 1, 2007 TO

PROSPECTUS DATED MAY 1, 2000 FOR

MULTIPLE PAYMENT VARIABLE

LIFE INSURANCE POLICIES

ISSUED BY

NATIONWIDE LIFE INSURANCE COMPANY

THROUGH ITS

NATIONWIDE VLI SEPARATE ACCOUNT-2

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective May 1, 2007, the following Sub-Accounts changed names:

Old Name	New Name
Neuberger Berman Advisers Management Trust	Lehman Brothers Advisers Management Trust
AMT Limited Maturity Bond Portfolio: I Class	AMT Short Duration Bond Portfolio: I Class

Gartmore Variable Insurance Trust (GVIT)	Nationwide Variable Insurance Trust (NVIT)
Gartmore GVIT Emerging Markets Fund: Class I	Gartmore NVIT Emerging Markets Fund: Class I
Gartmore GVIT Global Financial Services Fund- Class I	Nationwide NVIT Global Financial Services Fund: Class I
Gartmore GVIT Global Health Sciences Fund: Class I	Nationwide NVIT Global Health Sciences Fund: Class I
Gartmore GVIT Global Technology and Communications Fund: Class I	Nationwide NVIT Global Technology and Communications Fund: Class I
Gartmore GVIT Global Utilities Fund: Class I	Gartmore NVIT Global Utilities Fund: Class I
Gartmore GVIT Government Bond Fund: Class I	Nationwide NVIT Government Bond Fund: Class I
Gartmore GVIT Growth Fund: Class I	Nationwide NVIT Growth Fund: Class I
Gartmore GVIT International Growth Fund: Class I	Gartmore NVIT International Growth Fund: Class I

Gartmore GVIT Investor Destinations Funds: Class II	Nationwide NVIT Investor Destinations Funds: Class II
Gartmore GVIT Investor Destinations Aggressive Fund: Class II	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
Gartmore GVIT Investor Destinations Conservative Fund: Class II	Nationwide NVIT Investor Destinations Conservative Fund: Class II
Gartmore GVIT Investor Destinations Moderate Fund: Class II	Nationwide NVIT Investor Destinations Moderate Fund: Class II
Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II

Gartmore GVIT Money Market Fund: Class I	Nationwide NVIT Money Market Fund: Class I
Gartmore GVIT Nationwide Fund: Class I	NVIT Nationwide Fund: Class I
Gartmore GVIT Nationwide Leaders Fund: Class I	NVIT Nationwide Leaders Fund: Class I
Gartmore GVIT U.S. Growth Leaders Fund: Class I	Nationwide NVIT U.S. Growth Leaders Fund: Class I
GVIT Small Cap Value Fund: Class I	Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I